Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2016
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
Valuation and Qualifying Accounts
(US $ in thousands)

		Charges
		(credit)	Charges
		to	to
	Beginning	Costs and	other	Additions	End of
	of year	Expenses	accounts	(Deductions)	Year

Allowance for doubtful accounts (1):
Year ended December 31, 2014	57	74	-	(15)	116
Year ended December 31, 2015	116	(65)	-	(1)	50
Year ended December 31, 2016	50	34	-	-	84

Allowance for net deferred tax assets:
Year ended December 31, 2014	20,844	-	-	(1,569)	19,275
Year ended December 31, 2015	19,275	-	-	2,868	22,143
Year ended December 31, 2016	$22,143	$-	$-	$(874)	$21,269
(1) Write-off net of recoveries for the allowance for doubtful accounts.